Trade Receivables - Summary of the Loss Allowance of Trade Receivables (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Amount recognized in profit or loss	$ 464	$ 491	$ 523
Write-off	(156)	(64)	(726)
Exchange differences on translation	(111)	6	(131)
Impairment losses (Lifetime ECL)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,515	1,082	1,416
Financial assets at end of period	$ 1,712	$ 1,515	$ 1,082